PARENT ONLY INFORMATION	12 Months Ended
Dec. 31, 2024
PARENT ONLY INFORMATION
PARENT ONLY INFORMATION

20.        PARENT ONLY INFORMATION

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries and VIEs.

The parent Company records its investments in subsidiaries and VIEs under the equity method of accounting. Such investments are presented on the condensed balance sheets as “Deficit of investments in subsidiaries” and their respective loss as “Share of loss from subsidiaries and the VIEs” on the condensed statements of operations and comprehensive loss.

Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment is reduced to zero unless the investor has guaranteed obligations of the subsidiaries and the VIE or is otherwise committed to provide further financial support. For the purpose of this parent only information, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and the VIEs regardless of the carrying value of the investments even though the Parent Company is not obligated to provide continuing support or fund losses.

The following represents condensed unconsolidated financial information of LightInTheBox Holding Co., Ltd.

a.	Condensed Balance Sheets:

	December 31,
	2023	2024
ASSETS
Current assets
Cash and cash equivalents	$772	$73
Prepaid expenses and other current assets	156	—
Amounts due from subsidiaries	149,541	147,616
TOTAL ASSETS	$150,469	$147,689

LIABILITIES AND EQUITY
Current Liabilities
Accrued expenses and other current liabilities	$667	$158
Deficit of investments in subsidiaries	158,184	160,703
TOTAL LIABILITIES	$158,851	$160,861

STOCKHOLDERS' DEFICIT
Ordinary shares	$17	$17
Additional paid-in capital	283,137	282,766
Treasury shares, at cost	(30,359)	(30,880)
Accumulated deficit	(259,321)	(261,810)
Accumulated other comprehensive income	(1,856)	(3,265)
TOTAL STOCKHOLDERS' DEFICIT	(8,382)	(13,172)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$150,469	$147,689

b.	Condensed Statements of Operations and Comprehensive Loss:

	Years ended December 31
	2022	2023	2024
General and administrative	$2,234	$1,222	$984
Operating loss	(2,234)	(1,222)	(984)
Share of loss from subsidiaries and the VIEs	(54,348)	(8,368)	(1,505)
Loss before income tax	(56,582)	(9,590)	(2,489)
Income tax expense	—	—	—
Net loss	(56,582)	(9,590)	(2,489)
Other comprehensive income loss:
Foreign currency translation adjustment, net of nil income tax	(3,761)	(832)	(1,409)
Total comprehensive loss	$(60,343)	$(10,422)	$(3,898)

c.Condensed Statements of Cash Flows:

	Years ended December 31,
	2022	2023	2024
Net loss	$(56,582)	$(9,590)	$(2,489)
Share of loss from subsidiaries and VIEs	54,348	8,368	1,505
Prepaid expenses and other current assets	101	30	156
Accrued expenses and other current liabilities	(95)	(72)	(509)
Net cash used in operating activities	(2,228)	(1,264)	(1,337)
Changes in amounts due from subsidiaries and VIEs	2,244	4,205	1,925
Capital injection to a subsidiary	—	—	(50)
Net cash provided by investing activities	2,244	4,205	1,875
Issuance of ordinary shares from treasury shares	—	45	—
Repurchase of ordinary shares	—	(2,296)	(1,237)
Net cash used in financing activities	—	(2,251)	(1,237)
Net increase /(decrease) in cash and cash equivalents	16	690	(699)
Cash and cash equivalents at beginning of the year	66	82	772
Cash and cash equivalents at end of the year	$82	$772	$73